Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Revenues from the Company’s Operations	Segment adjusted gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2025
	€ in thousands

Revenues	4,998	3,127	1,462	17,364	857	15,019	64,019	-	-	106,846	(64,019)	42,827
Operating expenses	(541)	(537)	(338)	(4,765)	(190)	(12,777)	(48,448)	-	-	(67,596)	48,188	(19,408)
Depreciation and amortization expenses	(1,286)	(921)	(1,010)	(11,383)	(755)	(1,044)	(5,403)	-	-	(21,802)	5,321	(16,481)
Gross profit (loss)	3,171	1,669	114	1,216	(88)	1,198	10,168	-	-	17,448	(10,510)	6,938

Adjusted gross profit (loss)	3,171	1,669	114	1,216	(88)	1,198	10,168	-	-	17,448	(10,510)	6,938
Project development costs												(2,649)
General and administrative expenses												(6,369)
Share of income of equity accounted investee												16,930
Other income, net												3,599
Operating profit												18,449
Financing income												2,876
Financing income in connection with derivatives and warrants, net												(3,917)

Financing expenses, net												(26,317)
Loss before taxes on income												(8,909)

Segment assets as at December 31, 2025	178,687	12,760	18,185	210,494	72,959	32,019	107,260	201,062	-	833,426	10,089	843,515
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2024
	€ in thousands

Revenues	2,293	2,974	1,741	18,365	-	15,094	67,084	-	278	107,829	(67,362)	40,467
Operating expenses	(109)	(519)	(593)	(4,695)	-	(13,887)	(50,065)	-	(142)	(70,010)	50,207	(19,803)
Depreciation and amortization expenses	(89)	(919)	(1,088)	(11,453)	-	(2,316)	(2,489)	-	(48)	(18,402)	2,515	(15,887)
Gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	88	19,417	(14,640)	4,777

Adjusted gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	317	19,646	(14,869)	4,777
Project development costs												(4,101)
General and administrative expenses												(6,063)
Share of income of equity accounted investee												11,062
Other income, net												3,409
Operating profit												9,084
Financing income												2,495
Financing income in connection with derivatives and warrants, net												1,140

Financing expenses, net												(23,286)
Loss before taxes on income												(10,567)

Segment assets as at December 31, 2024	67,546	12,633	19,403	225,452	55,564	32,360	109,579	186,333	-	708,870	(31,613)	677,257

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2023
	€ in thousands
Revenues	-	2,791	4,051	24,971	-	17,021	63,973	-	675	113,482	(64,648)	48,834
Operating expenses	-	(517)	(1,825)	(5,786)	-	(14,733)	(47,322)	-	(342)	(70,525)	47,664	(22,861)
Depreciation and amortization expenses	-	(912)	(946)	(11,459)	-	(2,670)	(5,689)	-	(461)	(22,137)	6,125	(16,012)
Gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	(128)	20,820	(10,859)	9,961

Adjusted gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	1,223	22,171	(12,210)	9,961
Project development costs												(4,465)
General and administrative expenses												(5,283)
Share of income of equity accounted investee												4,320
Other income, net												-
Operating profit												4,533
Financing income												8,747
Financing income in connection with derivatives and warrants, net												251

Financing expenses, net												(12,555)
Profit before taxes on income												976

Segment assets as at December 31, 2023	43,071	12,807	19,691	231,142	6,612	31,164	97,339	172,096	28,297	642,219	(29,367)	612,852

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation, and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

Schedule of Revenues from the Company’s Operations

The following table lists the revenues from the Company’s operations in Italy, Spain, the Netherlands and the USA:

	For the year ended December 31
	2025	2024	2023
	€ in thousands
Italy	4,998	2,293	-
Spain	21,953	23,080	31,813
Netherlands	15,019	15,094	17,021
USA	857	-	-
Total revenues	42,827	40,467	48,834

Schedule of Non-current Assets, Net

The following table lists the non-current assets, net from the Company’s operations in Spain, Israel, USA, Italy and the Netherlands:

	As at December 31
	2025	2024
Non-current assets (*)	€ in thousands
Spain	213,712	222,892
Israel	263,946	229,665
USA	71,923	53,750
Italy	130,421	58,038
Netherlands	24,970	25,051
Total fixed assets, net	704,972	589,396

(*)	Other than financial instruments, deferred tax assets and employee benefit assets.